Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	119 Months Ended
	Oct. 20, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000147001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Causeway International Small Cap Fund, Institutional Class
C000147002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Causeway International Small Cap Fund, Investor Class
Without Sales Load [Member] | C000147001
Average Annual Return [Line Items]
Average Annual Return, Percent		26.07%	12.36%	8.57%
Without Sales Load [Member] | C000147002
Average Annual Return [Line Items]
Average Annual Return, Percent		25.74%	12.08%	8.33%
MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return, Percent		25.06%	7.66%	5.86%
MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return, Percent		25.06%	7.66%	5.86%
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return, Percent		23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Net) (USD)
Average Annual Return, Percent		23.25%	8.21%	6.64%
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Average Annual Return, Percent		23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Net) (USD)
Average Annual Return, Percent		23.25%	8.21%	6.64%